ING

                                             May 1, 2003

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


          Re:  Variable Annuity Account B of ING Life
               Insurance & Annuity Company
               EDGAR CIK: 0000103005
               File Nos. 033-34370, 811-02512
               Certification pursuant to Rule 497(j)
               of the Securities Act of 1933, as amended (the "Securities Act")
               ---------------------------------------------------------------

Ladies and Gentlemen:

     Please be advised that in lieu of filing a copy of the ING MARATHON PLUS prospectus and Statement of Additional Information under Rule 497(c) of the Securities Act for certain deferred combination variable and fixed annuity contracts, we hereby certify the following pursuant to Rule 497(j) of the Securities Act:

     (1) The form of the prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in the most recent registration statement or amendment, and

     (2) The text of the most recent registration statement or amendment has been filed electronically.

     If you have any questions, comments, or need more information, please do not hesitate to contact the undersigned at (610) 425-4139.


                              Sincerely,


                              /s/ Linda E. Senker
                              -----------------------
                              Linda E. Senker
                              Counsel




1475 Dunwoody Drive
West Chester, PA  19380-1478    Issued by ING Life
                                 Insurance & Annuity Company

                                Tel:  (610) 425-4139
                                Fax:  (610) 425-3520